TAXES ON INCOME (Schedule of amounts of cash income taxes paid) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Contingency [Line Items]
Income taxes, net of amounts refunded	$ 546
Australia [Member]
Income Tax Contingency [Line Items]
Income taxes, net of amounts refunded	178
India [Member]
Income Tax Contingency [Line Items]
Income taxes, net of amounts refunded	177
Canada [Member]
Income Tax Contingency [Line Items]
Income taxes, net of amounts refunded	132
Singapore [Member]
Income Tax Contingency [Line Items]
Income taxes, net of amounts refunded	48
All other foreign [Member]
Income Tax Contingency [Line Items]
Income taxes, net of amounts refunded	$ 11